Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Prospectus Summary | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
Prospectus Summary | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
Prospectus Summary | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
Prospectus Summary | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
Prospectus Summary | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
Prospectus Summary | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
Prospectus Summary | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
Prospectus Summary | MainStay Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFMX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHTX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMBX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMRX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRTX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRVX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRDX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMSX
Prospectus Summary | MainStay Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXAX
Prospectus Summary | MainStay Short Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXNX
Prospectus Summary | MainStay Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXIX
Prospectus Summary | MainStay Short Term Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXMX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCAX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCVX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCCX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAMX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOIX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOLX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX